Restricted net assets (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2015 CNY (¥)
Restricted net assets
Annual appropriations as a percentage of net after-tax income to be set aside prior to payment of any dividends	10.00%
Restricted net assets	¥ 9,215,460
Restricted portion of net assets as a percentage of total consolidated net assets	158.30%